Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets related to:
Employee benefits	$ 61,462	$ 56,302
Inventories	71,490	75,907
Valuation and other reserves	38,206	42,857
Net operating loss carryforwards	10,507	11,448
Accumulated other comprehensive loss	82,793	67,757	$ 70,367
AMT credit carryforward	2,771	48,197
Gross deferred tax assets	267,229	302,468
Valuation allowance on deferred tax assets	(8,521)	(8,967)
Total net deferred tax assets	258,708	293,501
Deferred tax liabilities related to:
Property, plant and equipment	(635,576)	(593,767)
Goodwill and other intangibles	(268,999)	(266,436)
Other items, net	(17,152)	(16,757)
Total deferred tax liabilities	(921,727)	(876,960)
Net deferred tax liability	$ (663,019)	$ (583,459)